SUBSEQUENT EVENT (Details) - USD ($)		1 Months Ended			3 Months Ended		6 Months Ended	12 Months Ended
	Oct. 12, 2012	Apr. 30, 2018	Feb. 28, 2018	Jan. 31, 2018	Mar. 31, 2018	Mar. 31, 2017	Jun. 20, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 15, 2017
Subsequent Event [Line Items]
Proceeds from credit facility debt					$ 1,642,500,000	$ 225,000,000		$ 5,593,675,000	$ 5,510,256,000
Principal Amount					5,733,013,000			4,693,675,000
Distributions declared but not paid								0	$ 79,617,000
Subsequent Event
Subsequent Event [Line Items]
Distributions declared but not paid				$ 1,500,000,000
Revolving Credit Facility | CSC Holdings Revolving Credit Facility
Subsequent Event [Line Items]
Proceeds from credit facility debt				150,000,000
Principal Amount					0			$ 450,000,000
Revolving Credit Facility | CSC Holdings Revolving Credit Facility | Subsequent Event
Subsequent Event [Line Items]
Proceeds from credit facility debt				150,000,000
Term Loan | CSC Holdings Incremental Term Loan | Subsequent Event
Subsequent Event [Line Items]
Principal Amount				$ 1,500,000,000
Issued percentage of par				99.50%
Alternate Base Rate
Subsequent Event [Line Items]
Basis spread on variable rate	2.50%
Alternate Base Rate | Revolving Credit Facility | CSC Holdings Revolving Credit Facility
Subsequent Event [Line Items]
Basis spread on variable rate								2.25%
Alternate Base Rate | Term Loan
Subsequent Event [Line Items]
Basis spread on variable rate							2.25%
Alternate Base Rate | Term Loan | CSC Holdings Incremental Term Loan | Subsequent Event
Subsequent Event [Line Items]
Basis spread on variable rate				1.50%
Eurodollar
Subsequent Event [Line Items]
Basis spread on variable rate	3.50%
Eurodollar | Revolving Credit Facility
Subsequent Event [Line Items]
Basis spread on variable rate							3.25%
Eurodollar | Revolving Credit Facility | CSC Holdings Revolving Credit Facility
Subsequent Event [Line Items]
Basis spread on variable rate								3.25%
Eurodollar | Term Loan | CSC Holdings Incremental Term Loan | Subsequent Event
Subsequent Event [Line Items]
Basis spread on variable rate				2.50%
Senior Guaranteed Notes | 5.375% Senior Guaranteed Notes Due February 1, 2028 | Subsequent Event
Subsequent Event [Line Items]
Principal Amount				$ 1,000,000,000
Stated interest rate				5.375%
Senior Notes
Subsequent Event [Line Items]
Principal Amount					16,239,245,000			$ 16,289,245,000
Senior Notes | Senior Notes 7.5% Notes due April 1, 2028 [Member] | Subsequent Event
Subsequent Event [Line Items]
Principal Amount		$ 1,050,000,000
Stated interest rate		7.50%
Senior Notes | 7.875% Notes due February 15, 2018
Subsequent Event [Line Items]
Principal Amount					$ 0			$ 300,000,000
Stated interest rate					7.875%			7.875%
Extinguishment of debt			$ 300,000,000
Senior Notes | 7.875% Notes due February 15, 2018 | Subsequent Event
Subsequent Event [Line Items]
Extinguishment of debt			300,000,000
Senior Notes | 7.75% Notes due April 15, 2018
Subsequent Event [Line Items]
Principal Amount					$ 0			$ 750,000,000
Stated interest rate					7.75%			7.75%
Extinguishment of debt			750,000,000
Senior Notes | 7.75% Notes due April 15, 2018 | Subsequent Event
Subsequent Event [Line Items]
Extinguishment of debt			$ 750,000,000
Senior Notes | 6.375% Senior Notes due September 15, 2020
Subsequent Event [Line Items]
Principal Amount					$ 1,050,000,000			$ 1,050,000,000
Stated interest rate					6.375%			6.375%		6.375%
Senior Notes | 6.375% Senior Notes due September 15, 2020 | Subsequent Event
Subsequent Event [Line Items]
Stated interest rate		6.375%
Extinguishment of debt		$ 1,050,000,000